Shareholder Report, Holdings (Details) - VIP Investment Grade Central Fund	Dec. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.30%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%